Income Taxes - Summary of Movement of Valuation Allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance at the beginning of the year	¥ 34,501	¥ 33,211	¥ 57,623
Additions	37,961	7,318	2,173
Acquisition of subsidiaries	1,147	0	0
Reversals	(13)	(6,028)	(26,585)
Balance at end of the year	¥ 73,596	¥ 34,501	¥ 33,211